SEGMENTED INFORMATION - Schedule of non-current assets by reportable segment (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Mineral Properties	$ 122,619,879	$ 698,007
Property, Plant and Equipment	30,390,123	2,684
Blue Moon
Disclosure of operating segments [line items]
Mineral Properties	698,007	698,007
Property, Plant and Equipment	429,604
Nussir/REAS
Disclosure of operating segments [line items]
Mineral Properties	100,626,317
Property, Plant and Equipment	29,906,459
NSG
Disclosure of operating segments [line items]
Mineral Properties	21,295,555
Property, Plant and Equipment	32,389
Corporate
Disclosure of operating segments [line items]
Mineral Properties
Property, Plant and Equipment	$ 21,671	$ 2,684